Stock-Based Compensation - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Date of grant exercisable period	10 years
Shares available for grant under various plans (subject to adjustment for forfeitures)	47
Fair value of shares vested	$ 152	$ 139	$ 127
Stock-based compensation expense	125	125	129
Stock-based compensation expense on an after tax basis	78	$ 78	$ 80
Unrecognized compensation cost related to nonvested share-based arrangements granted under plans	$ 158
Cost expected to be recognized over a weighted-average period as compensation expense	2 years 6 months
Minimum [Member]
Stock and unit awards vesting period	3 years
Maximum [Member]
Stock and unit awards vesting period	5 years